Sales Revenue - Summary of Information Regarding Receivables from Contracts with Customers and Contract Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Receivables from contracts with customers: [abstract]
Trade receivables	¥ 682,206	¥ 516,705
Contract liabilities:
Other current liabilities	232,580	221,959
Other noncurrent liabilities	¥ 169,684	¥ 167,076